CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	May 27, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class A common stock subject to possible redemption, issued (in shares)		1,500,000	1,500,000	0
Common shares, shares issued	394,448,481
Temporary equity, shares outstanding			1,500,000	0
Apollo Strategic Growth Capital
Preferred stock, par value, (per share)		$ 0.00005	$ 0.00005	$ 0.00005
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued		0	0	0	0
Preferred stock, shares outstanding		0	0	0
Class A ordinary shares
Common shares, shares issued	56,945,033
Common shares, shares outstanding	56,945,033
Class A ordinary shares | Apollo Strategic Growth Capital
Class A common stock subject to possible redemption, issued (in shares)			81,681,000	81,681,000
Shares subject to possible redemption, redemption value per share			$ 10.00	$ 10.00
Common shares, par value, (per share)		$ 0.00005	$ 0.00005	$ 0.00005
Common shares, shares authorized		300,000,000	300,000,000	300,000,000
Common shares, shares issued		0	0	0
Common shares, shares outstanding		0	0	0
Class B ordinary shares | Apollo Strategic Growth Capital
Common shares, par value, (per share)		$ 0.00005	$ 0.00005	$ 0.00005
Common shares, shares authorized		60,000,000	60,000,000	60,000,000
Common shares, shares issued		20,420,250	20,420,250	20,420,250
Common shares, shares outstanding		20,420,250	20,420,250	20,420,250
Class A Ordinary Shares Subject to Redemption | Apollo Strategic Growth Capital
Shares subject to possible redemption, redemption value per share		$ 10.00	$ 10.00
Temporary equity, shares outstanding		81,681,000	81,681,000